Inventory - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Inventory write-downs	¥ 555,368	¥ 943,734	¥ 1,054,711
Raw Materials [Member]
Inventory [Line Items]
Inventory write-downs	¥ 105,107	¥ 35,000	¥ 77,310